Credit Facilities and Lease Obligations - Additional Information (Details) - USD ($)					1 Months Ended	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 29, 2021	Dec. 06, 2021	Oct. 27, 2021	Apr. 27, 2020	Jun. 30, 2020	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 05, 2021	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings							$ 0	$ 0
Number of prepayments														2
New credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow (percent)		0.00%
New credit facility | Top of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow (percent)		50.00%
Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 627,200,000				$ 660,400,000						$ 627,200,000	$ 660,400,000	$ 470,400,000		$ 592,300,000
Repayments of borrowings						19,562,500	$ 4,562,500	$ 4,562,500	$ 4,562,500	145,000,000.0	$ 30,000,000.0	$ 61,000,000.0	$ 60,900,000			33,200,000	175,000,000.0	121,900,000
Proceeds from borrowings										365,000,000.0						0	365,000,000.0	0
Initial Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 350,000,000.0				280,400,000				295,400,000						$ 280,400,000	295,400,000
Repayments of borrowings		875,000		$ 47,000,000.0	$ 1,500,000								875,000
Repayments of current borrowings						$ 15,000,000.0
Initial Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)						2.125%										2.125%			2.125%
Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 346,800,000				365,000,000.0						$ 346,800,000	365,000,000.0		$ 250,000,000.0
Repayments of borrowings					$ 12,500,000									$ 107,000,000.0		0	0
Periodic payment required																4,562,500
Revolver
Disclosure of detailed information about borrowings [line items]
Borrowings						0				0						0	0	0	$ 450,000,000.0	$ 0
Repayments of borrowings																$ 0	$ 0	$ 0
Repayments of current borrowings	$ 5,000,000.0	215,000,000.0				$ 0			$ 0	220,000,000.0	0	$ 0	0
Proceeds from current borrowings			$ 220,000,000.0							$ 220,000,000.0
Revolver | Bottom of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)																			0.35%
Revolver | Top of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)																			0.50%
Revolver | London Interbank Offered Rate LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)																			0.75%
Revolver | London Interbank Offered Rate LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)																			2.50%
First Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		145,000,000.0									$ 30,000,000.0		$ 60,000,000.0
First Incremental Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)																			2.50%
Second Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings		365,000,000.0
Quarterly repayment of borrowings		4,562,500
Proceeds from borrowings		365,000,000.0
Second Incremental Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)						2.00%										2.00%
Revolving Facility Due March 28, 2025
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity		600,000,000.0
Credit facility accordion feature		150,000,000.0
Letters of credit sub-limit		$ 150,000,000.0
Revolving Facility Due March 28, 2025 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)		0.30%
Revolving Facility Due March 28, 2025 | Top of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)						0.45%										0.45%
Revolving Facility Due March 28, 2025 | London Interbank Offered Rate LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)		1.50%
Revolving Facility Due March 28, 2025 | London Interbank Offered Rate LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)		2.25%
Revolving Facility Due March 28, 2025 | Base Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)		0.50%
Revolving Facility Due March 28, 2025 | Base Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)		1.25%
Revolving Facility Due March 28, 2025 | Bridge Loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity		$ 50,000,000.0
Revolving Facility Due March 28, 2025 | Bridge Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Debt instrument term		10 days
Forecast | Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings															$ 0
Forecast | Revolver
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings															$ 0